Expenses by Nature - Other Operating Income and Expenses, Components (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details by nature:
Changes in trade provisions	€ 8,743	€ 4,844	€ (14,059)
Professional services	305,215	258,371	265,539
Commissions	40,397	28,671	27,147
Supplies and auxiliary materials	251,120	197,893	187,370
Operating leases	38,994	32,945	28,176
Freight	190,692	148,797	137,466
Repair and maintenance expenses	218,971	150,308	147,039
Advertising	90,652	71,280	55,073
Insurance	46,090	38,724	30,776
Royalties	13,646	48,446	40,634
Travel expenses	49,356	30,334	23,005
External services	83,296	74,858	71,240
R&D Expenses	94,903	106,873	101,410
Gains on disposal of assets	(22,236)
Other	16,093	40,654	55,811
Total other operating income and expenses	€ 1,425,932	€ 1,232,998	€ 1,156,627